S000004313 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
S&P SmallCap 600 (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.70%	8.36%	8.96%
iShares Core S&P Small-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.61%	8.28%	8.91%
Performance Inception Date					May 22, 2000
iShares Core S&P Small-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.93%	7.80%	8.46%
iShares Core S&P Small-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.31%	6.40%	7.15%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.